Investment in Equity Investees (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 31, 2020
Investment in Equity Investees (Details) [Line Items]
Investments aggregating value (in Dollars)	$ 310,000		$ 310,000
Unrelated third party invested capital of interest	10.00%
Investments aggregating (in Dollars)	$ 1,246,243
Cash (in Dollars)				$ 681,252
Incurred net loss (in Dollars)	$ 195,454	$ 160,911
CYY [Member]
Investment in Equity Investees (Details) [Line Items]
Equity interest rate				51.00%
Cash (in Dollars)				$ 376,462
Meno [Member] | Maximum [Member]
Investment in Equity Investees (Details) [Line Items]
Unrelated third party invested capital of interest	70.00%
Equity interest percentage	51.00%
Meno [Member] | Minimum [Member]
Investment in Equity Investees (Details) [Line Items]
Unrelated third party invested capital of interest	30.00%
Equity interest percentage	49.00%
Guokui [Member]
Investment in Equity Investees (Details) [Line Items]
Investments aggregating (in Dollars)	$ 320,000
Guokui [Member] | Maximum [Member]
Investment in Equity Investees (Details) [Line Items]
Unrelated third party invested capital of interest	80.00%
Equity interest percentage	51.00%
Guokui [Member] | Minimum [Member]
Investment in Equity Investees (Details) [Line Items]
Unrelated third party invested capital of interest	20.00%
Equity interest percentage	49.00%